Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties
For the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note (i))	355	277	364
Online music services to the Company’s associates and associates of Tencent Group	40	206	412
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	21	213	170
Expenses
Operation expenses recharged by Tencent Group	752	1,082	1,260
Advertising agency cost to Tencent Group	231	440	652
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group (note (ii))	132	306	541
Other costs to the Company’s associates and associates of Tencent Group	25	48	176

Summary of Balance with Related Parties
(b)	Balances with related parties

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	1,993	2,510
The Company’s associates and associates of Tencent Group	48	90
Included in prepayments, deposits and other assets from related parties:
Tencent Group	39	51
The Company’s associates and associates of Tencent Group	64	142
Included in accounts payable to related parties:
Tencent Group	763	719
The Company’s associates and associates of Tencent Group	37	198
Included in other payables and accruals to related parties:
Tencent Group	237	440
The Company’s associates and associates of Tencent Group	46	55

Disclosure of Information About Key Management Personnel
(c)	Key management personnel compensation

	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	65	62	70
Share-based compensation	233	205	153

	298	267	223